TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2022
TAXES [Abstract]
Net Deferred Tax Assets
The Company’s net deferred tax asset (liability) is as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$—	$127,274
Start-up costs	365,419	47,076
Total deferred tax assets	365,419	174,350
Valuation Allowance	(365,419)	(174,350)
Deferred tax asset, net of allowance	—	—
Deferred tax liabilities:
Accrued investment income	(317,423)	—
Total deferred tax liabilities	(317,423)	—
Deferred tax liability, net	$(317,423)	$—

Income Tax Provision
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2022	For the Period From March 16, 2021 (Inception) Through December 31, 2021
Federal
Current	$455,836	$—
Deferred	126,354	(174,350)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	191,069	174,350
Income tax provision	$773,259	$—

Reconciliation of Federal Income Tax Rate to Effective Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2022	For the Period From March 16, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%	21.0%
NOL true up	4.0%	—
Valuation allowance	8.3%	(21.0)%
Income tax provision	33.3%	—